Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended	96 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000164501
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%	2.72%			4.63%
C000164507
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%	5.34%			8.06%
C000164510
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%	6.52%			9.21%
C000164511
Average Annual Return [Line Items]
Average Annual Return, Percent		19.13%	7.76%			10.27%
C000164513
Average Annual Return [Line Items]
Average Annual Return, Percent		20.94%	8.52%			10.82%
C000164515
Average Annual Return [Line Items]
Average Annual Return, Percent		22.11%	8.79%			10.98%
C000164517
Average Annual Return [Line Items]
Average Annual Return, Percent		22.67%	8.90%			11.08%
C000164519
Average Annual Return [Line Items]
Average Annual Return, Percent		22.70%	8.94%			11.14%
C000219039
Average Annual Return [Line Items]
Average Annual Return, Percent		22.74%	9.13%	12.82%
C000259836
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
Without Sales Load [Member] | C000164501
Average Annual Return [Line Items]
Average Annual Return, Percent		13.62%	3.93%			5.25%
Without Sales Load [Member] | C000121558
Average Annual Return [Line Items]
Average Annual Return, Percent		13.91%	4.27%			5.57%
Without Sales Load [Member] | C000201116
Average Annual Return [Line Items]
Average Annual Return, Percent		13.38%	3.66%		4.99%
Without Sales Load [Member] | C000164502
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%	4.30%			5.60%
Without Sales Load [Member] | C000164507
Average Annual Return [Line Items]
Average Annual Return, Percent		20.12%	6.59%			8.71%
Without Sales Load [Member] | C000121561
Average Annual Return [Line Items]
Average Annual Return, Percent		20.39%	6.86%			8.98%
Without Sales Load [Member] | C000201119
Average Annual Return [Line Items]
Average Annual Return, Percent		19.84%	6.36%		7.97%
Without Sales Load [Member] | C000164508
Average Annual Return [Line Items]
Average Annual Return, Percent		20.45%	6.92%			9.04%
Without Sales Load [Member] | C000164510
Average Annual Return [Line Items]
Average Annual Return, Percent		23.10%	7.79%			9.85%
Without Sales Load [Member] | C000121562
Average Annual Return [Line Items]
Average Annual Return, Percent		23.40%	8.10%			10.18%
Without Sales Load [Member] | C000201120
Average Annual Return [Line Items]
Average Annual Return, Percent		22.79%	7.53%		9.06%
Without Sales Load [Member] | C000164509
Average Annual Return [Line Items]
Average Annual Return, Percent		23.49%	8.13%			10.19%
Without Sales Load [Member] | C000164511
Average Annual Return [Line Items]
Average Annual Return, Percent		26.39%	9.04%			10.93%
Without Sales Load [Member] | C000121563
Average Annual Return [Line Items]
Average Annual Return, Percent		26.74%	9.37%			11.21%
Without Sales Load [Member] | C000201121
Average Annual Return [Line Items]
Average Annual Return, Percent		26.01%	8.77%		10.19%
Without Sales Load [Member] | C000164512
Average Annual Return [Line Items]
Average Annual Return, Percent		26.66%	9.37%			11.26%
Without Sales Load [Member] | C000164513
Average Annual Return [Line Items]
Average Annual Return, Percent		28.33%	9.81%			11.48%
Without Sales Load [Member] | C000121564
Average Annual Return [Line Items]
Average Annual Return, Percent		28.61%	10.15%			11.82%
Without Sales Load [Member] | C000201122
Average Annual Return [Line Items]
Average Annual Return, Percent		27.99%	9.51%		10.81%
Without Sales Load [Member] | C000164514
Average Annual Return [Line Items]
Average Annual Return, Percent		28.62%	10.15%			11.84%
Without Sales Load [Member] | C000164515
Average Annual Return [Line Items]
Average Annual Return, Percent		29.58%	10.09%			11.63%
Without Sales Load [Member] | C000121565
Average Annual Return [Line Items]
Average Annual Return, Percent		29.72%	10.40%			11.95%
Without Sales Load [Member] | C000201123
Average Annual Return [Line Items]
Average Annual Return, Percent		29.19%	9.80%		10.97%
Without Sales Load [Member] | C000164516
Average Annual Return [Line Items]
Average Annual Return, Percent		29.96%	10.46%			12.00%
Without Sales Load [Member] | C000164517
Average Annual Return [Line Items]
Average Annual Return, Percent		30.12%	10.20%			11.74%
Without Sales Load [Member] | C000121566
Average Annual Return [Line Items]
Average Annual Return, Percent		30.33%	10.52%			12.07%
Without Sales Load [Member] | C000201124
Average Annual Return [Line Items]
Average Annual Return, Percent		29.70%	9.91%		11.06%
Without Sales Load [Member] | C000164518
Average Annual Return [Line Items]
Average Annual Return, Percent		30.38%	10.57%			12.12%
Without Sales Load [Member] | C000164519
Average Annual Return [Line Items]
Average Annual Return, Percent		30.16%	10.23%			11.79%
Without Sales Load [Member] | C000161488
Average Annual Return [Line Items]
Average Annual Return, Percent		30.26%	10.57%			12.13%
Without Sales Load [Member] | C000201125
Average Annual Return [Line Items]
Average Annual Return, Percent		29.85%	9.96%		11.15%
Without Sales Load [Member] | C000164520
Average Annual Return [Line Items]
Average Annual Return, Percent		30.56%	10.63%			12.18%
Without Sales Load [Member] | C000219039
Average Annual Return [Line Items]
Average Annual Return, Percent		30.25%	10.43%	13.97%
Without Sales Load [Member] | C000219040
Average Annual Return [Line Items]
Average Annual Return, Percent		30.48%	10.68%	14.23%
Without Sales Load [Member] | C000219041
Average Annual Return [Line Items]
Average Annual Return, Percent		29.95%	10.14%	13.68%
Without Sales Load [Member] | C000219038
Average Annual Return [Line Items]
Average Annual Return, Percent		30.53%	10.71%	14.25%
Without Sales Load [Member] | C000259836
Average Annual Return [Line Items]
Average Annual Return, Percent	21.90%
Without Sales Load [Member] | C000259837
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%
Without Sales Load [Member] | C000259838
Average Annual Return [Line Items]
Average Annual Return, Percent	21.68%
Without Sales Load [Member] | C000259835
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%		2.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	4.59%			5.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	4.59%			5.47%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	4.59%		5.54%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	4.59%			5.47%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.00%	7.09%			8.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.00%	7.09%			8.88%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.00%	7.09%		8.34%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.00%	7.09%			8.88%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	8.14%			9.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	8.14%			9.92%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	8.14%		9.35%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	8.14%			9.92%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.41%	9.16%			10.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.41%	9.16%			10.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.41%	9.16%		10.23%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.41%	9.16%			10.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.31%	9.86%			11.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.31%	9.86%			11.35%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.31%	9.86%		10.80%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.31%	9.86%			11.35%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%	10.15%			11.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%	10.15%			11.64%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%	10.15%		11.05%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%	10.15%			11.64%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.78%	10.31%			11.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	0.17%			1.70%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.78%	10.31%			11.80%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.78%	10.31%		11.18%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.78%	10.31%			11.80%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.80%	10.31%			11.87%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.80%	10.31%			11.87%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%		12.24%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.80%	10.31%		11.21%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%			12.81%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.80%	10.31%			11.87%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%	14.73%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%	10.50%	13.82%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%	14.73%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%	10.50%	13.82%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%	14.73%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%	10.50%	13.82%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%	11.45%	14.73%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%	10.50%	13.82%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%